Debt - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term debt fair value	$ 36.5	$ 40.4
Cash paid for interest	$ 1.5	$ 1.6	$ 1.7